Preferred Shares and Shareholders' Deficit (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Composition of Share Capital
	December 31, 2020		December 31, 2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary Shares of $0.0001 par value each	2,001,000	1,000,000	1,500,000	1,000,000

Preferred A shares of $0.0001 par value each	500,000	500,000	500,000	500,000
Preferred A-1 shares of $0.0001 par value each	1,000	1,000	-	-
Preferred B shares of $0.0001 par value each	145,000	130,180	-	-
Preferred B-1 shares of $0.0001 par value each	103,000	102,093	-	-

	749,000	733,273	500,000	500,000

Schedule of Aggregate Liquidation Preference

The following table sets forth the aggregate liquidation preference balance as of December 31, 2020 and 2019:

	December 31,
	2020	2019

Preferred A shares	$30,000	$20,000
Preferred A-1 shares	7,500	-
Preferred B shares	10,500	-
Preferred B-1 shares	7,000	-

	$55,000	$20,000

Schedule of Options Granted
e.	A summary of the Company’s Ordinary share options activity under the 2021 ESOP for the three-month period ended March 31, 2021, is as follows:

	Number of options	WAEP

Options outstanding at beginning of the year (Note 6a)	*)45,500	$40.00
Options granted (Notes 6a and 6b)	86,392	40.00
Total options outstanding at end of the period	131,892	40.00

Options exercisable at the end of the period	105,094	$40.00

*) Following the disclosed above in Note 6a, as of March 31, 2020 (unaudited) and December 31, 2020, 45,500 Old Options were outstanding under the 2015 ESOP with a weighted average exercise price (“WAEP”) of $33.46 (out of which 33,000 Old Options were exercisable with a WAEP of $30.98). During the three months ended March 31, 2020 and the year ended December 31, 2020, no options were granted under the 2015 ESOP and 1,250 Old Options forfeited and expired

Below is data of options granted to employees:

	Year Ended December 31,
	2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of the year	46,750	$33.64	31,750	$30.63
Options granted	-	-	15,000	40.00
Options expired and forfeited	(1,250)	40.00	-	-

Total options outstanding at end of the year	45,500	33.46	46,750	33.64

Options exercisable at the end of the year	33,000	$30.98	29,125	$29.79